Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000153405
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	IOFAX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/iofix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$191	1.84%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.84%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 213,459,873
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,745,435
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$213,459,873
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$2,745,435
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	2.4%
Money Market Funds	0.0%
Non-Agency Residential Mortgage Backed Securities	97.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.5%
Real Estate	0.8%
Financials	1.7%
CMO	13.6%
ABS	90.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 2.741%, 07/25/36	16.1%
CIT Mortgage Loan Trust 2007-1, 5.543%, 10/25/37	9.3%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	7.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 1.176%, 08/25/57	5.7%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.972%, 12/25/36	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 3.673%, 12/25/36	4.8%
CIT Mortgage Loan Trust 2007-1, 5.195%, 10/25/37	4.8%
Nationstar Home Equity Loan Trust 2007-B, 4.319%, 04/25/37	3.7%
RAAC Series 2007-SP3 Trust, 6.043%, 09/25/47	3.5%
Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6, 0.000%, 05/25/37	3.2%

C000153406
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	IOFCX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/iofix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$268	2.59%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.59%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 213,459,873
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,745,435
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$213,459,873
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$2,745,435
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	2.4%
Money Market Funds	0.0%
Non-Agency Residential Mortgage Backed Securities	97.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.5%
Real Estate	0.8%
Financials	1.7%
CMO	13.6%
ABS	90.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 2.741%, 07/25/36	16.1%
CIT Mortgage Loan Trust 2007-1, 5.543%, 10/25/37	9.3%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	7.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 1.176%, 08/25/57	5.7%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.972%, 12/25/36	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 3.673%, 12/25/36	4.8%
CIT Mortgage Loan Trust 2007-1, 5.195%, 10/25/37	4.8%
Nationstar Home Equity Loan Trust 2007-B, 4.319%, 04/25/37	3.7%
RAAC Series 2007-SP3 Trust, 6.043%, 09/25/47	3.5%
Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6, 0.000%, 05/25/37	3.2%

C000153407
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	IOFIX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/iofix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$165	1.59%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 213,459,873
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,745,435
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$213,459,873
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$2,745,435
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	2.4%
Money Market Funds	0.0%
Non-Agency Residential Mortgage Backed Securities	97.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.5%
Real Estate	0.8%
Financials	1.7%
CMO	13.6%
ABS	90.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 2.741%, 07/25/36	16.1%
CIT Mortgage Loan Trust 2007-1, 5.543%, 10/25/37	9.3%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	7.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 1.176%, 08/25/57	5.7%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.972%, 12/25/36	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 3.673%, 12/25/36	4.8%
CIT Mortgage Loan Trust 2007-1, 5.195%, 10/25/37	4.8%
Nationstar Home Equity Loan Trust 2007-B, 4.319%, 04/25/37	3.7%
RAAC Series 2007-SP3 Trust, 6.043%, 09/25/47	3.5%
Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6, 0.000%, 05/25/37	3.2%

C000215731
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class A Shares
Trading Symbol	LYFAX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/lyfix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$185	1.65%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,323,316
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 212,585
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$39,323,316
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$212,585
Portfolio Turnover	107%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	7.7%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	7.7%
Health Care	92.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.7%
Gilead Sciences, Inc.	7.2%
AstraZeneca plc	5.6%
Vertex Pharmaceuticals, Inc.	5.6%
Ionis Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Incyte Corporation	3.4%
Roivant Sciences Ltd.	3.4%
Argenx S.E.	3.3%
Neurocrine Biosciences, Inc.	3.2%

C000215729
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class C Shares
Trading Symbol	LYFCX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/lyfix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$267	2.40%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,323,316
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 212,585
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$39,323,316
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$212,585
Portfolio Turnover	107%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	7.7%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	7.7%
Health Care	92.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.7%
Gilead Sciences, Inc.	7.2%
AstraZeneca plc	5.6%
Vertex Pharmaceuticals, Inc.	5.6%
Ionis Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Incyte Corporation	3.4%
Roivant Sciences Ltd.	3.4%
Argenx S.E.	3.3%
Neurocrine Biosciences, Inc.	3.2%

C000215730
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class I Shares
Trading Symbol	LYFIX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/lyfix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$157	1.40%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,323,316
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 212,585
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$39,323,316
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$212,585
Portfolio Turnover	107%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	7.7%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	7.7%
Health Care	92.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.7%
Gilead Sciences, Inc.	7.2%
AstraZeneca plc	5.6%
Vertex Pharmaceuticals, Inc.	5.6%
Ionis Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Incyte Corporation	3.4%
Roivant Sciences Ltd.	3.4%
Argenx S.E.	3.3%
Neurocrine Biosciences, Inc.	3.2%

C000173003
Shareholder Report [Line Items]
Class Name	Class A Shares
Trading Symbol	HMXAX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/hmxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$236	2.24%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 32,454,573
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 352,846
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$32,454,573
Number of Portfolio Holdings	103
Advisory Fee (net of waivers)	$352,846
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	78.5%
Purchased Options	21.5%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	43.2%
Specialty	-0.1%
Index Options Purchased	3.2%
Future Options Purchased	11.7%
Money Market	54.6%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	40.5%
Fidelity Investments Money Market Government Portfolio, Class I	14.1%
S&P Emini 2nd Week, 04/10/26 6400.0 Call	2.3%
S&P500 Emini Option, 06/18/26 6500.0 Put	1.7%
S&P Emini 3rd Week, 04/17/26 6575.0 Call	1.4%
S&P500 Emini Option, 06/18/26 6300.0 Put	1.3%
S&P 500 Index, 04/30/26 6400.0 Call	1.2%
S&P Emini 3rd Week, 05/15/26 6800.0 Put	0.7%
S&P Emini 3rd Week, 04/17/26 6350.0 Put	0.7%
S&P 500 Index, 06/30/26 6650.0 Call	0.7%

C000173004
Shareholder Report [Line Items]
Class Name	Class C Shares
Trading Symbol	HMXCX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/hmxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$314	2.99%

Expenses Paid, Amount	$ 314
Expense Ratio, Percent	2.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 32,454,573
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 352,846
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$32,454,573
Number of Portfolio Holdings	103
Advisory Fee (net of waivers)	$352,846
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	78.5%
Purchased Options	21.5%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	43.2%
Specialty	-0.1%
Index Options Purchased	3.2%
Future Options Purchased	11.7%
Money Market	54.6%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	40.5%
Fidelity Investments Money Market Government Portfolio, Class I	14.1%
S&P Emini 2nd Week, 04/10/26 6400.0 Call	2.3%
S&P500 Emini Option, 06/18/26 6500.0 Put	1.7%
S&P Emini 3rd Week, 04/17/26 6575.0 Call	1.4%
S&P500 Emini Option, 06/18/26 6300.0 Put	1.3%
S&P 500 Index, 04/30/26 6400.0 Call	1.2%
S&P Emini 3rd Week, 05/15/26 6800.0 Put	0.7%
S&P Emini 3rd Week, 04/17/26 6350.0 Put	0.7%
S&P 500 Index, 06/30/26 6650.0 Call	0.7%

C000173005
Shareholder Report [Line Items]
Class Name	Class I Shares
Trading Symbol	HMXIX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/hmxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$210	1.99%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 32,454,573
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 352,846
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$32,454,573
Number of Portfolio Holdings	103
Advisory Fee (net of waivers)	$352,846
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	78.5%
Purchased Options	21.5%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	43.2%
Specialty	-0.1%
Index Options Purchased	3.2%
Future Options Purchased	11.7%
Money Market	54.6%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	40.5%
Fidelity Investments Money Market Government Portfolio, Class I	14.1%
S&P Emini 2nd Week, 04/10/26 6400.0 Call	2.3%
S&P500 Emini Option, 06/18/26 6500.0 Put	1.7%
S&P Emini 3rd Week, 04/17/26 6575.0 Call	1.4%
S&P500 Emini Option, 06/18/26 6300.0 Put	1.3%
S&P 500 Index, 04/30/26 6400.0 Call	1.2%
S&P Emini 3rd Week, 05/15/26 6800.0 Put	0.7%
S&P Emini 3rd Week, 04/17/26 6350.0 Put	0.7%
S&P 500 Index, 06/30/26 6650.0 Call	0.7%

C000186116
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class A Shares
Trading Symbol	GNXAX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/gnxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$192	1.65%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,754,377
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 61,847
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$21,754,377
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$61,847
Portfolio Turnover	114%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	69.1%
Money Market Funds	30.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-41.2%
Consumer Discretionary	3.9%
Communications	5.0%
Technology	13.8%
Health Care	18.9%
Money Market Funds	43.6%
Industrials	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	41.3%
Stereotaxis, Inc.	5.1%
Amprius Technologies, Inc.	4.7%
Rainbow Robotics	4.0%
Kraken Robotics, Inc.	4.0%
FANUC Corporation	3.8%
Intuitive Surgical, Inc.	3.7%
Doosan Robotics, Inc.	3.6%
Rockwell Automation, Inc.	3.3%
Symbotic, Inc.	3.1%

C000186117
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class C Shares
Trading Symbol	GNXCX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/gnxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$278	2.40%

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	2.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,754,377
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 61,847
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$21,754,377
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$61,847
Portfolio Turnover	114%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	69.1%
Money Market Funds	30.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-41.2%
Consumer Discretionary	3.9%
Communications	5.0%
Technology	13.8%
Health Care	18.9%
Money Market Funds	43.6%
Industrials	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	41.3%
Stereotaxis, Inc.	5.1%
Amprius Technologies, Inc.	4.7%
Rainbow Robotics	4.0%
Kraken Robotics, Inc.	4.0%
FANUC Corporation	3.8%
Intuitive Surgical, Inc.	3.7%
Doosan Robotics, Inc.	3.6%
Rockwell Automation, Inc.	3.3%
Symbotic, Inc.	3.1%

C000186118
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class I Shares
Trading Symbol	GNXIX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/gnxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$163	1.40%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,754,377
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 61,847
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$21,754,377
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$61,847
Portfolio Turnover	114%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	69.1%
Money Market Funds	30.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-41.2%
Consumer Discretionary	3.9%
Communications	5.0%
Technology	13.8%
Health Care	18.9%
Money Market Funds	43.6%
Industrials	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	41.3%
Stereotaxis, Inc.	5.1%
Amprius Technologies, Inc.	4.7%
Rainbow Robotics	4.0%
Kraken Robotics, Inc.	4.0%
FANUC Corporation	3.8%
Intuitive Surgical, Inc.	3.7%
Doosan Robotics, Inc.	3.6%
Rockwell Automation, Inc.	3.3%
Symbotic, Inc.	3.1%

C000227117
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class A Shares
Trading Symbol	SIIAX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/siiix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 43,051,026
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$43,051,026
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$0
Portfolio Turnover	152%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	15.1%
Business Development Companies	1.6%
Collateralized Mortgage Obligations	0.4%
Commercial Paper	2.8%
Common Stocks	27.5%
Convertible Bonds	4.5%
Corporate Bonds	21.2%
Money Market Funds	21.7%
Preferred Stocks	2.3%
Term Loans	2.1%
U.S. Government & Agencies	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
CMO	0.6%
Industrials	0.6%
MBS Passthrough	0.8%
ABS	1.3%
Materials	2.7%
Utilities	4.2%
Communications	5.7%
Consumer Discretionary	6.0%
Technology	6.2%
Energy	6.5%
Financials	7.3%
CMBS	13.9%
Money Market Funds	22.1%
Real Estate	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	22.1%
Euronet Worldwide, Inc.	4.3%
TPG Trust 2025-INFL, B	3.5%
Genworth Holdings, Inc.	3.2%
AMREP Corporation	2.9%
Edison International	2.9%
Crown Castle, Inc.	2.9%
Saul Centers, Inc.	2.7%
MHP 2021-STOR, A	2.6%
Outfront Media Capital, LLC / Outfront Media	2.3%

C000227118
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class C Shares
Trading Symbol	SIICX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/siiix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$256	2.49%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.49%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 43,051,026
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$43,051,026
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$0
Portfolio Turnover	152%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	15.1%
Business Development Companies	1.6%
Collateralized Mortgage Obligations	0.4%
Commercial Paper	2.8%
Common Stocks	27.5%
Convertible Bonds	4.5%
Corporate Bonds	21.2%
Money Market Funds	21.7%
Preferred Stocks	2.3%
Term Loans	2.1%
U.S. Government & Agencies	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
CMO	0.6%
Industrials	0.6%
MBS Passthrough	0.8%
ABS	1.3%
Materials	2.7%
Utilities	4.2%
Communications	5.7%
Consumer Discretionary	6.0%
Technology	6.2%
Energy	6.5%
Financials	7.3%
CMBS	13.9%
Money Market Funds	22.1%
Real Estate	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	22.1%
Euronet Worldwide, Inc.	4.3%
TPG Trust 2025-INFL, B	3.5%
Genworth Holdings, Inc.	3.2%
AMREP Corporation	2.9%
Edison International	2.9%
Crown Castle, Inc.	2.9%
Saul Centers, Inc.	2.7%
MHP 2021-STOR, A	2.6%
Outfront Media Capital, LLC / Outfront Media	2.3%

C000227116
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class I Shares
Trading Symbol	SIIIX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/siiix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 43,051,026
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$43,051,026
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$0
Portfolio Turnover	152%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	15.1%
Business Development Companies	1.6%
Collateralized Mortgage Obligations	0.4%
Commercial Paper	2.8%
Common Stocks	27.5%
Convertible Bonds	4.5%
Corporate Bonds	21.2%
Money Market Funds	21.7%
Preferred Stocks	2.3%
Term Loans	2.1%
U.S. Government & Agencies	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
CMO	0.6%
Industrials	0.6%
MBS Passthrough	0.8%
ABS	1.3%
Materials	2.7%
Utilities	4.2%
Communications	5.7%
Consumer Discretionary	6.0%
Technology	6.2%
Energy	6.5%
Financials	7.3%
CMBS	13.9%
Money Market Funds	22.1%
Real Estate	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	22.1%
Euronet Worldwide, Inc.	4.3%
TPG Trust 2025-INFL, B	3.5%
Genworth Holdings, Inc.	3.2%
AMREP Corporation	2.9%
Edison International	2.9%
Crown Castle, Inc.	2.9%
Saul Centers, Inc.	2.7%
MHP 2021-STOR, A	2.6%
Outfront Media Capital, LLC / Outfront Media	2.3%

C000213451
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class A Shares
Trading Symbol	SYMAX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/symix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$203	1.85%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 08, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,829,072
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 452,628
InvestmentCompanyPortfolioTurnover	574.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$51,829,072
Number of Portfolio Holdings	228
Advisory Fee (net of waivers)	$452,628
Portfolio Turnover	574%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	30.7%
Exchange-Traded Funds	37.7%
Money Market Funds	15.6%
Reit	0.8%
U.S. Government & Agencies	15.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.9%
Real Estate	0.6%
Energy	0.9%
Technology	1.6%
Consumer Staples	1.7%
Communications	2.2%
Consumer Discretionary	2.3%
Industrials	3.0%
Materials	3.2%
Health Care	4.2%
Financials	8.9%
Fixed Income	13.4%
U.S. Treasury Obligations	13.9%
Money Market Funds	14.2%
Equity	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	14.2%
Invesco S&P 500 Pure Value ETF	4.9%
iShares Russell 1000 Value ETF	4.9%
United States Treasury Bill, 3.420%, 04/14/26	3.7%
United States Treasury Bill, 3.560%, 04/30/26	3.7%
United States Treasury Bill, 3.570%, 05/12/26	3.7%
United States Treasury Bill, 3.600%, 05/28/26	1.9%
iShares 1-3 Year Treasury Bond ETF	1.5%
iShares 3-7 Year Treasury Bond ETF	1.5%
iShares 7-10 Year Treasury Bond ETF	1.5%

C000213452
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class C Shares
Trading Symbol	SYMCX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/symix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$284	2.60%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 08, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,829,072
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 452,628
InvestmentCompanyPortfolioTurnover	574.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$51,829,072
Number of Portfolio Holdings	228
Advisory Fee (net of waivers)	$452,628
Portfolio Turnover	574%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	30.7%
Exchange-Traded Funds	37.7%
Money Market Funds	15.6%
Reit	0.8%
U.S. Government & Agencies	15.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.9%
Real Estate	0.6%
Energy	0.9%
Technology	1.6%
Consumer Staples	1.7%
Communications	2.2%
Consumer Discretionary	2.3%
Industrials	3.0%
Materials	3.2%
Health Care	4.2%
Financials	8.9%
Fixed Income	13.4%
U.S. Treasury Obligations	13.9%
Money Market Funds	14.2%
Equity	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	14.2%
Invesco S&P 500 Pure Value ETF	4.9%
iShares Russell 1000 Value ETF	4.9%
United States Treasury Bill, 3.420%, 04/14/26	3.7%
United States Treasury Bill, 3.560%, 04/30/26	3.7%
United States Treasury Bill, 3.570%, 05/12/26	3.7%
United States Treasury Bill, 3.600%, 05/28/26	1.9%
iShares 1-3 Year Treasury Bond ETF	1.5%
iShares 3-7 Year Treasury Bond ETF	1.5%
iShares 7-10 Year Treasury Bond ETF	1.5%

C000213450
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class I Shares
Trading Symbol	SYMIX
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/symix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$176	1.60%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,829,072
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 452,628
InvestmentCompanyPortfolioTurnover	574.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$51,829,072
Number of Portfolio Holdings	228
Advisory Fee (net of waivers)	$452,628
Portfolio Turnover	574%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	30.7%
Exchange-Traded Funds	37.7%
Money Market Funds	15.6%
Reit	0.8%
U.S. Government & Agencies	15.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.9%
Real Estate	0.6%
Energy	0.9%
Technology	1.6%
Consumer Staples	1.7%
Communications	2.2%
Consumer Discretionary	2.3%
Industrials	3.0%
Materials	3.2%
Health Care	4.2%
Financials	8.9%
Fixed Income	13.4%
U.S. Treasury Obligations	13.9%
Money Market Funds	14.2%
Equity	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	14.2%
Invesco S&P 500 Pure Value ETF	4.9%
iShares Russell 1000 Value ETF	4.9%
United States Treasury Bill, 3.420%, 04/14/26	3.7%
United States Treasury Bill, 3.560%, 04/30/26	3.7%
United States Treasury Bill, 3.570%, 05/12/26	3.7%
United States Treasury Bill, 3.600%, 05/28/26	1.9%
iShares 1-3 Year Treasury Bond ETF	1.5%
iShares 3-7 Year Treasury Bond ETF	1.5%
iShares 7-10 Year Treasury Bond ETF	1.5%